Note 5 - Shareholders' Equity - Weighted-average Assumptions (Details) - Share-based Payment Arrangement, Option [Member] - $ / shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Expected dividend yield
Expected stock price volatility	73.90%	65.40%
Risk-free interest rate	0.70%	2.60%
Expected term (in years) (Year)	5 years 292 days	6 years
Weighted-average grant date fair-value (in dollars per share)	$ 0.23	$ 0.17